Operating Segment - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 1,971,042		$ 1,078,192
Cost of sales	(622,329)		(669,394)
Gross margin	1,348,713		408,798
Operating (expenses) income	(275,487)		(202,271)
Corporate administration expenses	(37,699)		(30,602)
Other (expenses) income	(37,577)		482
Income (loss) before finance items and taxes	997,950		176,407
Finance income	2,998		17,349
Finance costs	(8,036)		(5,510)
Income from operations before taxes	992,912		188,246
Income and other taxes	(311,792)		306,396
Income for the year	681,120		494,642
Depreciation and depletion	165,366		181,260
Capital additions	1,263,698		1,326,274
Current assets	1,121,147		1,508,869
Non-current assets	13,003,542		11,859,892
Current liabilities	931,277		521,636
Non-current liabilities	4,084,454		4,419,172	[1]
Net increase (decrease) in cash	(429,325)		(528,364)
Operating segments [member] | Oyu Tolgoi [member]
Disclosure of operating segments [line items]
Revenue	1,971,042		1,078,192
Cost of sales	(622,329)		(669,394)
Gross margin	1,348,713		408,798
Operating (expenses) income	(321,257)		(245,718)
Corporate administration expenses	0
Other (expenses) income	(7,575)		3,254
Income (loss) before finance items and taxes	1,019,881		166,334
Finance income	1,783		4,292
Finance costs	(282,606)		(257,765)
Income from operations before taxes	739,058		(87,139)
Income and other taxes	(279,559)		347,003
Income for the year	459,499		259,864
Depreciation and depletion	165,269		181,146
Capital additions	1,263,698		1,326,274
Current assets	497,845		431,271
Non-current assets	13,375,066		12,025,763
Current liabilities	909,328		501,013
Non-current liabilities	12,443,023	[2]	11,954,961	[1]
Net increase (decrease) in cash	25,245		(38,563)
Corporate and other eliminations [member]
Disclosure of operating segments [line items]
Revenue	0
Cost of sales	0
Gross margin	0
Operating (expenses) income	45,770		43,447
Corporate administration expenses	(37,699)		(30,602)
Other (expenses) income	(30,002)		(2,772)
Income (loss) before finance items and taxes	(21,931)		10,073
Finance income	1,215		13,057
Finance costs	274,570		252,255
Income from operations before taxes	253,854		275,385
Income and other taxes	(32,233)		(40,607)
Income for the year	221,621		234,778
Depreciation and depletion	97		114
Capital additions	0
Current assets	623,302		1,077,598
Non-current assets	(371,524)		(165,871)
Current liabilities	21,949		20,623
Non-current liabilities	(8,358,569)	[2]	(7,535,789)	[1]
Net increase (decrease) in cash	$ (454,570)		$ (489,801)

[1]	The Oyu Tolgoi segment’s non-current liabilities includes $7.3 billion of shareholder loan and accrued interest liability and the Corporate and other elimination segment’s non-current liabilities includes $7.3 billion of shareholder loan and accrued interest asset at December 31, 2020.
[2]	The Oyu Tolgoi segment’s non-current liabilities includes $8.1 billion of shareholder loan and accrued interest liability and the Corporate and other elimination segment’s non-current liabilities includes $8.1 billion of shareholder loan and accrued interest asset at December 31, 2021.